Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Lease Cost
The following table contains a summary of the lease costs recognized under Accounting Standards Update, "ASU" 2016-02 and other information pertaining to the Company’s operating leases for three and nine months ended September 30, 2023 and 2022 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
Lease costs	2023	2022	2023	2022
Operating lease costs	$2,061	$1,103	$5,235	$3,542
Variable costs	573	268	657	720
Short term lease costs	227	119	451	231
Total lease costs	$2,861	$1,490	$6,343	$4,493

	Nine Months Ended September 30,
Other information	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$7,817	$3,740

Weighted-average remaining lease term - operating leases (in years)	15.9 years	5.1 years
Weighted-average discount rate - operating leases	7.44%	7.18%

Lease Maturity Schedule
Future fixed payments for non-cancellable operating leases in effect as of September 30, 2023 are payable as follows (in thousands):

Remainder of 2023	$1,975
2024	8,062
2025	6,625
2026	6,396
2027	6,255
Thereafter	60,424
Total lease payments	89,737
Less: imputed interest	(37,279)
Present value of lease liabilities	$52,458

Sublease Classification
The following table shows the sublease rental income for the three and nine months ended September 30, 2023 and 2022 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
Sublease rental income	2023	2022	2023	2022
Sublease rental income (included in other income (expenses), net)	$61	$57	$181	$183
Total sublease rental income	$61	$57	$181	$183

Lease Receivable Maturity Schedule
Future fixed receipts for non-cancellable operating subleases in effect as of September 30, 2023 are receivable as follows (in thousands):

Remainder of 2023	$65
2024	$261
2025	$261
2026	$203
2027	$123
Thereafter	$106
Total lease payments receivable	$1,019